Annual Total Returns[BarChart] - PIMCO All Asset All Authority Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.01%	17.66%	(5.47%)	(2.35%)	(11.73%)	13.73%	12.04%	(6.14%)	7.62%	4.59%